Commitments and Contingencies	12 Months Ended
Sep. 27, 2014
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Accrued Warranty and Indemnification

The Company offers a basic limited parts and labor warranty on its hardware products. The basic warranty period for hardware products is typically one year from the date of purchase by the end-user. The Company also offers a 90-day basic warranty for its service parts used to repair the Company’s hardware products. The Company provides currently for the estimated cost that may be incurred under its basic limited product warranties at the time related revenue is recognized. Factors considered in determining appropriate accruals for product warranty obligations include the size of the installed base of products subject to warranty protection, historical and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures that are outside of the Company’s typical experience. The Company assesses the adequacy of its pre-existing warranty liabilities and adjusts the amounts as necessary based on actual experience and changes in future estimates.

The following table shows changes in the Company’s accrued warranties and related costs for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Beginning accrued warranty and related costs	$2,967	$1,638	$1,240
Cost of warranty claims	(3,760)	(3,703)	(1,786)
Accruals for product warranty	4,952	5,032	2,184

Ending accrued warranty and related costs	$4,159	$2,967	$1,638

The Company generally does not indemnify end-users of its operating system and application software against legal claims that the software infringes third-party intellectual property rights. Other agreements entered into by the Company sometimes include indemnification provisions under which the Company could be subject to costs and/or damages in the event of an infringement claim against the Company or an indemnified third-party. However, the Company has not been required to make any significant payments resulting from such an infringement claim asserted against it or an indemnified third-party. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to indemnification of end-users of its operating system or application software for infringement of third-party intellectual property rights. The Company did not record a liability for infringement costs related to indemnification as of September 27, 2014 or September 28, 2013.

The Company has entered into indemnification agreements with its directors and executive officers. Under these agreements, the Company has agreed to indemnify such individuals to the fullest extent permitted by law against liabilities that arise by reason of their status as directors or officers and to advance expenses incurred by such individuals in connection with related legal proceedings. It is not possible to determine the maximum potential amount of payments the Company could be required to make under these agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each claim. However, the Company maintains directors and officers liability insurance coverage to reduce its exposure to such obligations, and payments made under these agreements historically have not been material.

Concentrations in the Available Sources of Supply of Materials and Product

Although most components essential to the Company’s business are generally available from multiple sources, a number of components are currently obtained from single or limited sources. In addition, the Company competes for various components with other participants in the markets for mobile communication and media devices and personal computers. Therefore, many components used by the Company, including those that are available from multiple sources, are at times subject to industry-wide shortage and significant pricing fluctuations that could materially adversely affect the Company’s financial condition and operating results.

The Company uses some custom components that are not commonly used by its competitors, and new products introduced by the Company often utilize custom components available from only one source. When a component or product uses new technologies, initial capacity constraints may exist until the suppliers’ yields have matured or manufacturing capacity has increased. If the Company’s supply of components for a new or existing product were delayed or constrained, or if an outsourcing partner delayed shipments of completed products to the Company, the Company’s financial condition and operating results could be materially adversely affected. The Company’s business and financial performance could also be materially adversely affected depending on the time required to obtain sufficient quantities from the original source, or to identify and obtain sufficient quantities from an alternative source. Continued availability of these components at acceptable prices, or at all, may be affected if those suppliers concentrated on the production of common components instead of components customized to meet the Company’s requirements.

The Company has entered into agreements for the supply of many components; however, there can be no guarantee that the Company will be able to extend or renew these agreements on similar terms, or at all. Therefore, the Company remains subject to significant risks of supply shortages and price increases that could materially adversely affect its financial condition and operating results.

Substantially all of the Company’s hardware products are manufactured by outsourcing partners that are located primarily in Asia. A significant concentration of this manufacturing is currently performed by a small number of outsourcing partners, often in single locations. Certain of these outsourcing partners are the sole-sourced suppliers of components and manufacturers for many of the Company’s products. Although the Company works closely with its outsourcing partners on manufacturing schedules, the Company’s operating results could be adversely affected if its outsourcing partners were unable to meet their production commitments. The Company’s purchase commitments typically cover its requirements for periods up to 150 days.

Other Off-Balance Sheet Commitments

Operating Leases

The Company leases various equipment and facilities, including retail space, under noncancelable operating lease arrangements. The Company does not currently utilize any other off-balance sheet financing arrangements. The major facility leases are typically for terms not exceeding 10 years and generally contain multi-year renewal options. Leases for retail space are for terms ranging from five to 20 years, the majority of which are for 10 years, and often contain multi-year renewal options. As of September 27, 2014, the Company’s total future minimum lease payments under noncancelable operating leases were $5.0 billion, of which $3.6 billion related to leases for retail space.

Rent expense under all operating leases, including both cancelable and noncancelable leases, was $717 million, $645 million and $488 million in 2014, 2013 and 2012, respectively. Future minimum lease payments under noncancelable operating leases having remaining terms in excess of one year as of September 27, 2014, are as follows (in millions):

2015	$662
2016	676
2017	645
2018	593
2019	534
Thereafter	1,877

Total	$4,987

Other Commitments

The Company utilizes several outsourcing partners to manufacture sub-assemblies for the Company’s products and to perform final assembly and testing of finished products. These outsourcing partners acquire components and build product based on demand information supplied by the Company, which typically covers periods up to 150 days. The Company also obtains individual components for its products from a wide variety of individual suppliers. Consistent with industry practice, the Company acquires components through a combination of purchase orders, supplier contracts and open orders based on projected demand information. Where appropriate, the purchases are applied to inventory component prepayments that are outstanding with the respective supplier. As of September 27, 2014, the Company had outstanding off-balance sheet third-party manufacturing commitments and component purchase commitments of $24.5 billion.

In addition to the off-balance sheet commitments mentioned above, the Company had outstanding obligations of $3.4 billion as of September 27, 2014, which consisted mainly of commitments to acquire capital assets, including product tooling and manufacturing process equipment, and commitments related to advertising, R&D, Internet and telecommunications services and other obligations.

Contingencies

The Company is subject to various legal proceedings and claims that have arisen in the ordinary course of business and that have not been fully adjudicated. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss, or a material loss in excess of a recorded accrual, with respect to loss contingencies. However, the outcome of litigation is inherently uncertain. Therefore, although management considers the likelihood of such an outcome to be remote, if one or more of these legal matters were resolved against the Company in a reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements for that reporting period could be materially adversely affected.

Apple Inc. v. Samsung Electronics Co., Ltd, et al.

On August 24, 2012, a jury returned a verdict awarding the Company $1.05 billion in its lawsuit against Samsung Electronics Co., Ltd and affiliated parties in the United States District Court, Northern District of California, San Jose Division. On March 6, 2014, the District Court entered final judgment in favor of the Company in the amount of approximately $930 million. Because the award is now subject to appeal, the Company has not recognized the award in its results of operations.

VirnetX, Inc. v. Apple Inc. et al.

On August 11, 2010, VirnetX, Inc. filed an action against the Company alleging that certain of its products infringed on four patents relating to network communications technology. On November 6, 2012, a jury returned a verdict against the Company, and awarded damages of $368 million. On September 16, 2014, the Court of Appeals for the Federal Circuit affirmed the District Court’s decision in part, reversed in part, and vacated the damages award. The case has been remanded for further proceedings.